Financial expenses - Schedule of financial expenses (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2023 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt, net of capitalized interest	$ 91,696	$ 158,286	$ 137,123
Accretion of convertible notes	0	0	12,718
Amortization of deferred financing fees	9,236	7,292	6,385
Loss on extinguishment of debt and write-off of deferred financing fees	8,525	16,525	11,463
Accretion of premiums and discounts on debt	82	1,128	2,106
Total financial expenses	109,539	183,231	169,795
Average borrowings	1,200,000	$ 1,900,000	$ 2,700,000
Number of vessels sold | vessel				20
Number of vessels option to purchased exercised | vessel		58	23	58
Interest costs capitalised	0	$ 0	$ 200
Write-offs of the premium and discounts related to the refinancing of existing		2,700	$ 900
Accelerated effective interest		800
Number of vessels in agreement to sell | vessel			18
Borrowing refinanced
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	6,200	4,300	$ 6,600
Debt extinguishment costs	$ 2,300	10,200	4,900
Gains (losses) arising from sale and leaseback transactions		$ 1,500	$ 900